SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
SHARE CAPITAL AND RESERVES
Number of warrants, beginning	5,000,000	16,000,000
Weighted average exercise price, beginning	$ 0.05	$ 0.05
Number of warrants granted	1,176,470	0
Number of warrants exercised	0	(11,000,000)
Weighted average exercise price Granted	$ 0.085	$ 0.0
Weighted average exercise price exercised	$ 0.0	$ 0.05
Number of warrants, ending	6,176,470	5,000,000
Weighted average exercise price, ending	$ 0.10	$ 0.05